THOMAS E. BISSET

DIRECT LINE: 202.383.0118

E-mail: thomas.bisset@sutherland.com

July 28, 2008

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	COUNTRY Investors Life Assurance Company and

COUNTRY Investors Variable Life Account

(File No. 333-106757)

Commissioners:

On behalf of COUNTRY Investors Life Assurance Company and COUNTRY Investors Variable Life Account (the “Account”), we have attached for filing Post-Effective Amendment No. 8 (the “Amendment”) to the Account’s Registration Statement on Form N-6 for certain flexible premium variable life insurance policies (the “Policies”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, to add a new prospectus and statement of additional information for an enhanced version of the Policy. The enhanced version of the Policy, which will replace the current version, adds an overloan protection rider and a waiver of specified premium rider, and will assess a cost of insurance charge based on the 2001 Commissioners’ Standard Ordinary tables. The Amendment also includes changes in the underlying funds available under the Policy and changes to some policy charges.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0118.

Sincerely,

/S/ THOMAS E. BISSET
Thomas E. Bisset

Attachment

cc:	Virginia Eves

Sara Tamisiea